NOTE 16 - Financial Instruments and Risk Management: Schedule of Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Fair value of financial assets and liabilities

Derivative liability - Warrants	2025	2024
Balance as of January 1	-	526
Loss (income) recognized in Profit or loss	-	408
Reclassification as an equity instrument (Note 9)	-	(934)
Balance as of December 31	-	-

Convertible loan	2025	2024
Balance as of January 1	-	20,533
Conversion of convertible loans	-	(22,822)
Loss recognized in Profit or loss	-	3,503
Repayment of principal and accrued interest	-	(693)
Reclassification into Loans	-	(521)
Balance as of December 31	-	-